Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Staff costs:
Wages and salaries	£ 852	£ 898		£ 743
Performance-related payments	159	159		157
Social security costs	111	111		93
Pensions costs – defined contribution plans	66	67		54
Pensions costs - defined benefit plans	35	79		32
Other share-based payments	0	3		10
Other personnel costs	40	52		45
Staff costs	1,263	1,369		1,134
Other administration expenses	693	835		1,011
Depreciation, amortisation and impairment	543	375		354
Total operating expenses before impairment losses, provisions and charges	£ 2,499	£ 2,579	[1]	£ 2,499	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.